Secured Convertible Note (Tables)	12 Months Ended
Dec. 31, 2024
Secured Convertible Note [Abstract]
Schedule of Secured Convertible Note
2024
Proceeds of issue of secured convertible notes	40,000
Transaction costs	(1,386)
Net proceeds from issue of secured convertible notes	38,614

Equity component	192
Transaction costs relating to equity component	(6)
Secured convertible note	186

Liability component at date of issue (net of transaction costs)	38,428
Interest charged (using effective interest rate)	319
Secured convertible note	38,747